Business acquisition (Tables)	12 Months Ended
Dec. 31, 2017
Travel agencies [Member]
Business Acquisition [Line Items]
Summary of the fair values of the assets acquired and liabilities assumed
	Amount	Estimated useful lives
Net assets (including the cash acquired of RMB8.3 million)	12,907
Trade names	2,464	9.5years
Non-compete agreement	3,676	6 years
Goodwill	10,565
Deferred tax liability	(1,535)
Total considerations	28,077

	Amount	Estimated useful lives
Net liabilities (including the cash acquired of RMB24 million)	(59,923)
Travel licenses	25,100	20 years
Customer relationship	13,458	14.25-14.5 years
Trade names	39,170	7-14 years
Software	3,013	5 years
Non-compete agreement	1,683	3.5-5.25 years
Goodwill	133,324
Deferred tax liability	(20,606)
Noncontrolling interest	(19,721)
Total considerations	115,498

Other acquisition [Member]
Business Acquisition [Line Items]
Summary of the fair values of the assets acquired and liabilities assumed
	Amount	Estimated useful lives
Net liabilities	(355)
Software	5,960	6 years
Non-compete agreement	1,040	6 years
Goodwill	3,750
Deferred tax liability	(1,750)
Total considerations	8,645